Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 138,619	$ 133,638
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	15.78%	15.33%
Total capital (to risk-weighted assets), Minimum Capital requirements, Amount	70,282	69,729
Total capital (to risk-weighted assets), Minimum Capital requirements, Ratio (as a percent)	8.00%	8.00%
Tier I capital (to risk-weighted assets), Actual Amount	108,785	99,398
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	12.38%	11.40%
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Amount	35,141	34,864
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Ratio (as a percent)	4.00%	4.00%
Tier I Capital (to adjusted average assets), Actual Amount	108,785	99,398
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	9.42%	8.79%
Tier I Capital (to adjusted average assets), Minimum Capital requirements, Amount	34,648	33,876
Tier I capital (to adjusted average assets), Minimum Capital requirements, Ratio (as a percent)	3.00%	3.00%
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	128,311	122,959
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	14.78%	14.29%
Total capital (to risk-weighted assets), Minimum Capital requirements, Amount	69,430	68,842
Total capital (to risk-weighted assets), Minimum Capital requirements, Ratio (as a percent)	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	86,788	86,052
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	119,212	112,166
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	13.74%	13.03%
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Amount	34,715	34,421
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Ratio (as a percent)	4.00%	4.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	52,788	51,631
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	6.00%	6.00%
Tier I Capital (to adjusted average assets), Actual Amount	119,212	112,166
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	10.42%	10.04%
Tier I Capital (to adjusted average assets), Minimum Capital requirements, Amount	34,338	33,517
Tier I capital (to adjusted average assets), Minimum Capital requirements, Ratio (as a percent)	3.00%	3.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount	$ 57,230	$ 55,862
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio (as a percent)	5.00%	5.00%